(Loss) Earnings Per Share - Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net (loss) profit attributable to APWC from continuing operations	$ (2,642)	$ (552)	$ (1,632)
Net (loss) profit attributable to APWC	$ (2,642)	$ (552)	$ (1,632)
Denominator:
Weighted-average common shares outstanding - basic and diluted	13,819,669	13,819,669	13,819,669
(Loss) earnings per share – basic and diluted
Continuing operations	$ (0.19)	$ (0.04)	$ (0.12)
Total (loss) earnings per share – basic and diluted	$ (0.19)	$ (0.04)	$ (0.12)